CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Cash flows used in operating activities
Net loss and comprehensive loss	$ (4,084,613)	$ (4,158,413)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	1,139,270	626,692
Depreciation and amortization (Note 8, 9, 10)	112,750	60,550
Inventory writeoff (Note 8)	8,240	7,182
Bad debt expense	50,000	75,000
Noncash right of use lease expense	(34,831)
Realized loss on disposal of marketable securities (Note 19)	18,198
Unrealized loss on marketable securities (Note 19)	19,893	16,434
Common shares issued for services	100,000	234,500
Warrants issued for services	168,833	52,817
Change in working capital
Accounts receivable	(90,780)	(138,644)
Inventory	4,213	(47,345)
Prepaid expenses and deposits	(113,168)	124,805
Accounts payable and accrued liabilities	(49,491)	100,626
Due to related parties	10,608	40,241
Operating lease liability	33,342
Deferred revenue	44,255
Net cash used in operating activities	(2,663,281)	(3,005,555)
Cash flows used in investing activities
Sale of marketable securities (Note 20)	6,802
Intellectual Property	(33,645)	(122,982)
Property & equipment	0	(646,183)
Net cash used in investing activities	(26,843)	(769,165)
Cash flows from financing activities
Investment from NCI		1,000,000
Long Term Loan	30,670
Proceeds from issuance of equity	2,668,056	2,332,683
Net cash from financing activities	2,698,726	3,332,683
Decrease in cash and cash equivalents	8,602	(442,037)
Cash and cash equivalents, beginning of year	1,285,147	1,727,184
Cash and cash equivalents, end of year	1,293,749	1,285,147
Supplemental information of cash flows:
Income taxes paid in cash	$ (12,978)	13,919
Reclassification of NCI to additional paid in capital on acquisition		$ 833,333